UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

Securities Act of 1933 file number: 333-30810

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

Copy to:

David James, Vice President and Senior Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Shareholder Report

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed funds (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective “Portfolio”). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.  This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013

Institutional Class Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.62	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.40

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.10	$0.55

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.45

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.50

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Institutional Class Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.20	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.20	$0.40

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.25	$0.55

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.30	$0.50

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Institutional Class Shares’ annualized expense ratio as of June 30, 2013, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.12%
State Street Institutional Tax Free Money Market Fund	0.08%
State Street Institutional U.S. Government Money Market Fund	0.11%
State Street Institutional Treasury Money Market Fund	0.09%
State Street Institutional Treasury Plus Money Market Fund	0.10%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, mulltiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2013

Investment Class Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.00	$1.19

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.45

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.60

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.45

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.50

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Investment Class Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,023.60	$1.20

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.35	$0.45

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.20	$0.60

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.30	$0.50

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized expense ratio as of June 30, 2013, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.24%
State Street Institutional Tax Free Money Market Fund	0.09%
State Street Institutional U.S. Government Money Market Fund	0.12%
State Street Institutional Treasury Money Market Fund	0.09%
State Street Institutional Treasury Plus Money Market Fund	0.10%

The dollar amount show as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, mulltiplied by 181/365 (the most recent six month period).

Six Months Ended June 30, 2013

State Street Institutional Liquid Reserves Fund Class M Shares	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,000.72	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized expense ratio for the six month period ended June 30, 2013 was 0.10%. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Institutional Investment Trust

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$32,073,990,099	$277,385,204	$8,718,753,611	$12,101,575,219	$1,819,103,383
Receivable from Adviser and Distributor (Note 3)	177,781	96,293	386,132	793,642	116,240
Prepaid expenses	57,708	84	14,745	36,242	2,412

Total assets	32,074,225,588	277,481,581	8,719,154,488	12,102,405,103	1,819,222,035

Liabilities
Administration and custody fees payable (Note 3)	1,301,605	13,630	340,753	464,881	66,011
Shareholder servicing fee payable (Note 3)	171,157	42,612	125,196	228,202	23,110
Registration and filing fees payable	64,334	12,534	45,333	145,421	–
Distribution fees payable (Note 3)	68,461	17,045	50,078	91,281	9,452
Dividends payable	293,542	–	–	3	–
Professional fees payable	14,465	14,486	14,486	14,486	13,165
Transfer agent fees payable	8,112	3,449	4,969	3,808	3,149
Accrued expenses and other liabilities	7,991	12,345	14,132	7,710	4,068

Total liabilities	1,929,667	116,101	594,947	955,792	118,955

Net Assets	$32,072,295,921	$277,365,480	$8,718,559,541	$12,101,449,311	$1,819,103,080

Net Assets Consist of:
Paid-in capital	$32,071,858,960	$277,365,480	$8,718,725,121	$12,101,413,338	$1,819,104,276
Undistributed net investment income	–	–	–	–	225
Accumulated net realized gain (loss)	436,961	–	(165,580)	35,973	(1,421)

Net Assets	$32,072,295,921	$277,365,480	$8,718,559,541	$12,101,449,311	$1,819,103,080

Total Net Assets
Institutional Class	$28,435,656,234	$76,228,480	$7,941,852,318	$11,045,349,208	$1,713,798,149

Investment Class	$665,508,571	$201,137,000	$776,707,223	$1,056,100,103	$105,304,931

Class M Shares	$2,971,131,116	$–	$–	$–	$–

Shares of Beneficial Interest Outstanding
Institutional Class	28,435,276,753	76,222,639	7,942,216,962	11,045,422,405	1,713,923,305

Investment Class	665,480,877	201,147,134	776,778,393	1,056,091,695	105,329,119

Class M Shares	2,971,098,949	–	–	–	–

Offering, Net Asset Value and Redemption Price Per Share
Institutional Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

Class M Shares	$1.00	$–	$–	$–	$–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$37,830,976	$146,869	$4,711,306	$4,924,032	$900,678
Expenses allocated from Portfolio (Note 2)	(10,200,421)	(173,490)	(2,611,534)	(3,656,791)	(655,501)

	27,630,555	(26,621)	2,099,772	1,267,241	245,177

Expenses
Administration and custody fees (Note 3)	7,632,715	91,031	1,989,711	2,802,993	452,836
Shareholder servicing fee –Investment Class (Note 3)	1,070,017	292,041	859,490	1,567,255	121,222
Distribution fees – Investment Class (Note 3)	428,007	116,816	343,796	626,902	48,489
Registration and filing fees	20,092	25,242	16,910	16,907	17,819
Professional fees	12,859	12,881	12,881	12,881	14,153
Transfer agent fees (Note 3)	30,464	10,917	18,453	12,331	10,517
Printing fees	12,375	8,693	12,448	7,232	15,216
Other expenses	61,171	9,439	29,448	33,256	21,197

Total expenses	9,267,700	567,060	3,283,137	5,079,757	701,449
Less: Expenses reimbursed by the Adviser (Note 3)	(212,122)	(191,955)	(619,532)	(1,969,073)	(322,442)
Shareholder servicing fees waived – Investment Class (Note 3)	(316,908)	(284,910)	(583,924)	(1,216,541)	(103,111)
Distribution fees waived – Investment Class (Note 3)	(428,007)	(116,816)	(343,796)	(626,902)	(48,489)

Net Expenses	8,310,663	(26,621)	1,735,885	1,267,241	227,407

Net Investment Income	$19,319,892	$–	$363,887	$–	$17,770

Net realized gain (loss) allocated from Portfolio on investments	$155,078	$–	$–	$30,679	$(1,608)

Net Increase in Net Assets Resulting from Operations	$19,474,970	$–	$363,887	$30,679	$16,162

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$19,319,892	$53,366,661	$–	$31
Net realized gain on investments	155,078	281,883	–	–

Net increase in net assets from operations	19,474,970	53,648,544	–	31

Distributions to Shareholders from:
Net investment income
Institutional Class	(17,610,888)	(48,117,103)	–	(31)
Investment Class	–	(116)	–	–
Class M Shares	(1,709,004)	(5,253,700)	–	–

Net realized gain on investments
Institutional Class	–	(31,156)	–	–
Investment Class	–	(912)	–	–
Class M Shares	–	(2,951)	–	–

Total distributions	(19,319,892)	(53,405,938)	–	(31)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	168,937,881,266	271,275,561,211	589,469,818	946,447,344
Reinvestment of distributions	14,656,557	39,621,268	–	28
Shares redeemed	(164,925,822,913)	(266,503,858,906)	(653,496,364)	(893,327,800)

Net increase (decrease) from capital share transactions	4,026,714,910	4,811,323,573	(64,026,546)	53,119,572

Investment Class
Shares sold	2,423,259,624	3,940,516,723	147,806,181	740,404,764
Reinvestment of distribution	–	85	–	–
Shares redeemed	(2,718,923,183)	(3,972,092,363)	(314,914,325)	(616,246,578)

Net increase (decrease) from capital share transactions	(295,663,559)	(31,575,555)	(167,108,144)	124,158,186

Class M Shares
Shares sold	7,920,543,857	10,282,939,412	–	–
Reinvestment of distributions	1,709,006	5,256,651	–	–
Shares redeemed	(6,848,743,948)	(10,402,722,875)	–	–

Net increase (decrease) from capital share transactions	1,073,508,915	(114,526,812)	–	–

Net Increase (Decrease) in Net Assets	4,804,715,344	4,665,463,812	(231,134,690)	177,277,758
Net Assets
Beginning of year	27,267,580,577	22,602,116,765	508,500,170	331,222,412

End of year	$32,072,295,921	$27,267,580,577	$277,365,480	$508,500,170

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Institutional Class
Shares sold	168,937,881,266	271,275,561,211	589,469,818	946,447,344
Reinvestment of distributions	14,656,557	39,621,268	–	28
Shares redeemed	(164,925,822,913)	(266,503,858,906)	(653,496,364)	(893,327,800)

Net increase (decrease) in shares	4,026,714,910	4,811,323,573	(64,026,546)	53,119,572

Investment Class
Shares sold	2,423,259,624	3,940,516,723	147,806,181	740,404,764
Reinvestment of distributions	–	85	–	–
Shares redeemed	(2,718,923,183)	(3,972,092,363)	(314,914,325)	(616,246,578)

Net increase (decrease) in shares	(295,663,559)	(31,575,555)	(167,108,144)	124,158,186

Class M Shares
Shares sold	7,920,543,857	10,282,939,407	–	–
Reinvestment of distributions	1,709,006	5,256,656	–	–
Shares redeemed	(6,848,743,948)	(10,402,722,875)	–	–

Net increase (decrease) in shares	1,073,508,915	(114,526,812)	–	–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$363,887	$1,602,363	$–	$–
Net realized gain on investments	–	3,388	30,679	5,295

Net increase in net assets from operations	363,887	1,605,751	30,679	5,295

Distributions to Shareholders from:
Net investment income
Institutional Class	(363,887)	(1,602,363)	–	–

Net realized gain on investments
Institutional Class	–	–	–	(7,227)
Investment Class	–	–	–	(946)

Total distributions	(363,887)	(1,602,363)	–	(8,173)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	17,632,901,454	24,596,300,918	13,145,262,394	23,576,540,522
Reinvestment of distributions	297,379	1,284,032	–	6,524
Shares redeemed	(16,805,559,606)	(22,623,169,547)	(12,251,018,793)	(22,851,800,213)

Net increase from capital share transactions	827,639,227	1,974,415,403	894,243,601	724,746,833

Investment Class
Shares sold	1,794,835,104	2,162,031,327	1,252,373,104	2,930,499,195
Reinvestment of distribution	–	–	–	–
Shares redeemed	(1,673,105,995)	(2,145,154,371)	(1,672,208,230)	(2,835,871,544)

Net increase (decrease) from capital share transactions	121,729,109	16,876,956	(419,835,126)	94,627,651

Net Increase (Decrease) in Net Assets	949,368,336	1,991,295,747	474,439,154	819,371,606
Net Assets
Beginning of year	7,769,191,205	5,777,895,458	11,627,010,157	10,807,638,551

End of year	$8,718,559,541	$7,769,191,205	$12,101,449,311	$11,627,010,157

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Institutional Class
Shares sold	17,632,901,454	24,596,300,918	13,145,262,394	23,576,540,522
Reinvestment of distributions	297,379	1,284,032	–	6,524
Shares redeemed	(16,805,559,606)	(22,623,169,547)	(12,251,018,793)	(22,851,800,213)

Net increase (decrease) in shares	827,639,227	1,974,415,403	894,243,601	724,746,833

Investment Class
Shares sold	1,794,835,104	2,162,031,327	1,252,373,104	2,930,499,195
Reinvestment of distributions	–	–	–	–
Shares redeemed	(1,673,105,995)	(2,145,154,371)	(1,672,208,230)	(2,835,871,544)

Net increase (decrease) in shares	121,729,109	16,876,956	(419,835,126)	94,627,651

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$17,770	$347,417
Net realized gain (loss) on investments	(1,608)	187

Net increase in net assets from operations	16,162	347,604

Distributions to Shareholders from:
Net investment income
Institutional Class	(17,770)	(347,421)

Total distributions	(17,770)	(347,421)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	3,823,771,563	7,423,095,713
Reinvestment of distributions	16,503	342,909
Shares redeemed	(4,313,129,319)	(6,440,456,759)

Net increase (decrease) from capital share transactions	(489,341,253)	982,981,863

Investment Class
Shares sold	271,166,020	551,599,794
Shares redeemed	(261,083,220)	(597,400,675)

Net increase (decrease) from capital share transactions	10,082,800	(45,800,881)

Net Increase (Decrease) in Net Assets	(479,260,061)	937,181,165
Net Assets
Beginning of year	2,298,363,141	1,361,181,976

End of year	$1,819,103,080	$2,298,363,141

Undistributed net investment income	$225	$225

Changes in Shares:
Institutional Class
Shares sold	3,823,771,563	7,423,095,713
Reinvestment of distributions	16,503	342,909
Shares redeemed	(4,313,129,319)	(6,440,456,759)

Net increase (decrease) in shares	(489,341,253)	982,981,863

Investment Class
Shares sold	271,166,020	551,599,794
Shares redeemed	(261,083,220)	(597,400,675)

Net increase (decrease) in shares	10,082,800	(45,800,881)

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Liquid Reserves Fund
Institutional Class
2013*	$1.0000	$0.0006		$0.0000	(d)	$0.0006		$(0.0006)		$–		$(0.0006)
2012	$1.0000	$0.0020		$0.0000	(d)	$0.0020		$(0.0020)		$(0.0000	)(d)	$(0.0020)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–		$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
2009	$1.0000	$0.0049		$0.0000	(d)	$0.0049		$(0.0049)		$–		$(0.0049)
2008	$1.0000	$0.0278		$0.0000	(d)	$0.0278		$(0.0278)		$–		$(0.0278)
Investment Class
2013*	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2012	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–		$(0.0019)
2008	$1.0000	$0.0243		$0.0000	(d)	$0.0243		$(0.0243)		$–		$(0.0243)
Class M Shares
2013*	$1.0000	$0.0007		$0.0000	(d)	$0.0007		$(0.0007)		$–		$(0.0007)
2012	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$(0.0000	)(d)	$(0.0022)
2011(f)	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
Tax Free Money Market Fund
Institutional Class
2013*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)		$(0.0010)
2009	$1.0000	$0.0043		$0.0000	(d)	$0.0043		$(0.0043)		$–		$(0.0043)
2008	$1.0000	$0.0229		$0.0000	(d)	$0.0229		$(0.0229)		$–		$(0.0229)
Investment Class
2013*	$1.0000	$(0.0000	)(d)	$–		$(0.0000	)(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)		$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$–		$(0.0022)
2008	$1.0000	$0.0194		$0.0000	(d)	$0.0194		$(0.0194)		$–		$(0.0194)
U.S. Government Money Market Fund
Institutional Class
2013*	$1.0000	$0.0001		$–		$0.0001		$(0.0001)		$–		$(0.0001)
2012	$1.0000	$0.0003		$0.0000		$0.0003		$(0.0003)		$–		$(0.0003)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2010	$1.0000	$0.0007		$0.0000		$0.0007		$(0.0007)		$–		$(0.0007)
2009	$1.0000	$0.0025		$0.0001		$0.0026		$(0.0026)		$–		$(0.0026)
2008	$1.0000	$0.0215		$–		$0.0215		$(0.0215)		$–		$(0.0215)
Investment Class
2013*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$(0.0000	)(d)	$0.0000		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–		$(0.0005)
2008	$1.0000	$0.0180		$–		$0.0180		$(0.0180)		$–		$(0.0180)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.
(b)

Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.
(f)	The Fund’s Class M Shares commenced operations on December 15, 2011.
*	For the six months ended June 30, 2013 (Unaudited).
**	Annualized

See Notes to Financial Statements and Financial Statements of the Master Funds.

	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)								Net Assets End of Period (000s omitted)
Period Ended December 31,		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Institutional Class
2013*	$1.0000	0.06%		0.12%**	0.12%**	0.12	%**	–		$28,435,656
2012	$1.0000	0.20%		0.12%	0.12%	0.20%		–		$24,408,802
2011	$1.0000	0.15%		0.12%	0.12%	0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%	0.12%	0.20%		0.00	%(e)	$25,211,488
2009	$1.0000	0.49%		0.14%	0.14%	0.43%		0.00	%(e)	$14,508,409
2008	$1.0000	2.82%		0.11%	0.11%	2.78%		–		$7,774,494
Investment Class
2013*	$1.0000	0.00	%(e)	0.47%**	0.24%**	(0.00	)%(e)**	0.23	%**	$665,509
2012	$1.0000	0.00	%(e)	0.47%	0.32%	(0.00	)%(e)	0.15%		$961,168
2011	$1.0000	0.00	%(e)	0.46%	0.27%	(0.00	)%(e)	0.19%		$992,736
2010	$1.0000	0.00	%(e)	0.47%	0.31%	0.00	%(e)	0.16%		$905,604
2009	$1.0000	0.19%		0.49%	0.44%	0.16%		0.05%		$886,988
2008	$1.0000	2.46%		0.46%	0.46%	2.41%		–		$769,284
Class M Shares
2013*	$1.0000	0.07%		0.10%**	0.10%**	0.14	%**	–		$2,971,131
2012	$1.0000	0.22%		0.10%	0.10%	0.22%		–		$1,897,611
2011(f)	$1.0000	0.01%		0.10%*	0.10%*	0.17	%*	–		$2,012,117
Tax Free Money Market Fund
Institutional Class
2013*	$1.0000	0.00	%(e)	0.19%**	0.08%**	0.00	%(e)**	0.11	%**	$76,228
2012	$1.0000	0.00	%(e)	0.20%	0.12%	0.00	%(e)	0.08%		$140,255
2011	$1.0000	0.02%		0.19%	0.12%	0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%	0.17%	0.07%		0.00	%(e)	$114,404
2009	$1.0000	0.43%		0.19%	0.19%	0.33%		–		$99,976
2008	$1.0000	2.31%		0.14%	0.14%	2.29%		–		$65,171
Investment Class
2013*	$1.0000	0.00	%(e)	0.55%**	0.09%**	(0.00	)%(e)**	0.46	%**	$201,137
2012	$1.0000	0.00	%(e)	0.56%	0.12%	0.00	%(e)	0.44%		$368,245
2011	$1.0000	0.00	%(e)	0.54%	0.15%	(0.00	)%(e)	0.39%		$244,087
2010	$1.0000	0.02%		0.52%	0.24%	0.00	%(e)	0.28%		$290,874
2009	$1.0000	0.22%		0.54%	0.41%	0.23%		0.13%		$276,146
2008	$1.0000	1.96%		0.49%	0.49%	1.91%		–		$322,981
U.S. Government Money Market Fund
Institutional Class
2013*	$1.0000	0.01%		0.12%**	0.11%**	0.01	%**	0.01	%**	$7,941,852
2012	$1.0000	0.03%		0.13%	0.12%	0.03%		0.01%		$7,114,213
2011	$1.0000	0.02%		0.12%	0.10%	0.02%		0.02%		$5,139,795
2010	$1.0000	0.07%		0.13%	0.12%	0.07%		0.01%		$4,430,327
2009	$1.0000	0.26%		0.13%	0.12%	0.21%		0.01%		$2,879,208
2008	$1.0000	2.17%		0.14%	0.14%	1.70%		–		$1,659,576
Investment Class
2013*	$1.0000	0.00	%(e)	0.47%**	0.12%**	0.00	%(e)**	0.35	%**	$776,707
2012	$1.0000	0.00	%(e)	0.47%	0.14%	(0.00	)%(e)	0.33%		$654,978
2011	$1.0000	0.00	%(e)	0.47%	0.11%	0.00	%(e)	0.36%		$638,101
2010	$1.0000	0.00	%(e)	0.48%	0.19%	0.00	%(e)	0.29%		$479,133
2009	$1.0000	0.05%		0.48%	0.37%	0.05%		0.11%		$551,857
2008	$1.0000	1.81%		0.49%	0.49%	1.75%		–		$1,298,493

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Institutional Class
2013*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
2009	$1.0000	$0.0003		$0.0001		$0.0004		$(0.0004)		$(0.0000	)(d)	$(0.0004)
2008	$1.0000	$0.0123		$0.0000	(d)	$0.0123		$(0.0123)		$(0.0000	)(d)	$(0.0123)
Investment Class
2013*	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$(0.0000	)(d)	$(0.0000)
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2010	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2009	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0001)
2008	$1.0000	$0.0092		$0.0000	(d)	$0.0092		$(0.0092)		$(0.0000	)(d)	$(0.0092)
Treasury Plus Money Market Fund
Institutional Class
2013*	$1.0000	$0.0000	(d)	$(0.0000)		$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2012	$1.0000	$0.0002		$0.0000	(d)	$0.0002		$(0.0002)		$–		$(0.0002)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$(0.0000	)(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2009	$1.0000	$0.0004		$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)
2008	$1.0000	$0.0154		$0.0000	(d)	$0.0154		$(0.0154)		$–		$(0.0154)
Investment Class
2013*	$1.0000	$0.0000	(d)	$(0.0000)		$0.0000	(d)	$–		$–		$–
2012	$1.0000	$0.0000	(d)	$0.0000		$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(d)	$(0.0002)
2008	$1.0000	$0.0126		$0.0000	(d)	$0.0126		$(0.0126)		$–		$(0.0126)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.
(b)

Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.
(d)	Amount is less than $0.00005 per share.
(e)	Amount is less than 0.005%.
*	For the six months ended June 30, 2013 (Unaudited).
**	Annualized

.

See Notes to Financial Statements and Financial Statements of the Master Funds.

	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)							Net Assets End of Period (000s omitted)
Period Ended December 31,		Total Return(b)		Gross Expenses	Net Expenses	Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Institutional Class
2013*	$1.0000	0.00	%(e)	0.12%**	0.09%**	0.00	%(e)**	0.03%**	$11,045,349
2012	$1.0000	0.00	%(e)	0.10%	0.07%	(0.00	)%(e)	0.03%	$10,151,078
2011	$1.0000	0.01%		0.13%	0.03%	0.00	%(e)	0.10%	$9,426,334
2010	$1.0000	0.01%		0.13%	0.11%	0.01%		0.02%	$2,790,267
2009	$1.0000	0.04%		0.13%	0.11%	0.03%		0.02%	$1,581,525
2008	$1.0000	1.24%		0.14%	0.13%	0.80%		0.01%	$1,036,263
Investment Class
2013*	$1.0000	0.00	%(e)	0.47%**	0.09%**	(0.00	)%(e)**	0.38%**	$1,056,100
2012	$1.0000	0.00	%(e)	0.47%	0.08%	0.00	%(e)	0.39%	$1,475,932
2011	$1.0000	0.00	%(e)	0.48%	0.05%	0.00	%(e)	0.43%	$1,381,305
2010	$1.0000	0.00	%(e)	0.48%	0.13%	0.00	%(e)	0.35%	$866,341
2009	$1.0000	0.01%		0.48%	0.14%	0.00	%(e)	0.34%	$696,453
2008	$1.0000	0.93%		0.49%	0.42%	0.76%		0.08%	$1,084,500
Treasury Plus Money Market Fund
Institutional Class
2013*	$1.0000	0.00	%(e)	0.13%**	0.10%**	0.00	%(e)**	0.03%**	$1,713,798
2012	$1.0000	0.02%		0.14%	0.11%	0.02%		0.03%	$2,203,141
2011	$1.0000	0.01%		0.14%	0.06%	0.01%		0.08%	$1,220,159
2010	$1.0000	0.04%		0.15%	0.11%	0.04%		0.04%	$811,144
2009	$1.0000	0.06%		0.15%	0.13%	0.04%		0.02%	$654,543
2008	$1.0000	1.55%		0.16%	0.13%	0.92%		0.03%	$737,637
Investment Class
2013*	$1.0000	0.00%		0.48%**	0.10%**	0.00	%(e)**	0.38%**	$105,305
2012	$1.0000	0.00%		0.49%	0.13%	0.00	%(e)	0.36%	$95,222
2011	$1.0000	0.00	%(e)	0.49%	0.08%	0.00	%(e)	0.41%	$141,023
2010	$1.0000	0.00	%(e)	0.50%	0.15%	0.00	%(e)	0.35%	$122,577
2009	$1.0000	0.02%		0.50%	0.17%	0.00	%(e)	0.33%	$146,099
2008	$1.0000	1.27%		0.51%	0.40%	1.06%		0.11%	$215,585

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (the “Funds”). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class and the State Street Institutional Liquid Reserves Fund also offers Class M Shares, all of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds’ Institutional Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	August 12, 2004
State Street Institutional Tax Free Money Market Fund	February 7, 2007
State Street Institutional U.S. Government Money Market Fund	October 25, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Funds’ Investment Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	October 15, 2007
State Street Institutional Tax Free Money Market Fund	October 12, 2007
State Street Institutional U.S. Government Money Market Fund	October 17, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Fund’s Class M Shares commenced operations as follows:

State Street Institutional Liquid Reserves Fund	December 15, 2011

As of June 30, 2013, the following series of the Trust were operational: State Street Equity 500 Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund’s investment in its respective Portfolio reflects the Fund’s proportionate interest in the net assets of that Portfolio. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Portfolios of Investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Fund	% Investment in Master	Respective Portfolio
State Street Institutional Liquid Reserves Fund	98.95%	State Street Money Market Portfolio
State Street Institutional Tax Free Money Market Fund	100.00%	State Street Tax Free Money Market Portfolio
State Street Institutional U.S. Government Money Market Fund	91.11%	State Street U.S. Government Money Market Portfolio
State Street Institutional Treasury Money Market Fund	92.24%	State Street Treasury Money Market Portfolio
State Street Institutional Treasury Plus Money Market Fund	100.00%	State Street Treasury Plus Money Market Portfolio

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of June 30, 2013, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At December 31, 2012 State Street Institutional U.S. Government Money Market Fund used capital loss carryover in the amount of $3,388. State Street Institutional U.S. Government Money Market Fund had capital loss carryover in the amount of $165,580, all of which may be utilized to offset future net realized capital gains until the expiration date of December 31, 2015.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Funds have reviewed the tax positions for open years as of December 31, 2012, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

Use of estimates – The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

3.	Related Party and Other Fees

The Portfolios retained SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”) (exclusive of interest, taxes and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2014. For the six months ended June 30, 2013, SSgA FM did not reimburse or waive any fees of ILR under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2013, SSgA FM voluntarily waived fees of $212,122 on ILR.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Tax Free Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2013, SSgA FM voluntarily waived fees of $191,955 on the State Street Institutional Tax Free Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2014. For the six months ended June 30, 2013, SSgA FM did not reimburse any fees under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2013, SSgA FM voluntarily waived fees of $619,532 on the State Street Institutional U.S. Government Money Market Fund.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Treasury Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2013,

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

SSgA FM voluntarily waived fees of $1,969,073 on the State Street Institutional Treasury Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2014. For the six months ended June 30, 2013, SSgA FM reimbursed the Fund $115,440 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2013, SSgA FM voluntarily waived fees of $207,002 on the State Street Institutional Treasury Plus Money Market Fund.

Effective October 1, 2012, the Trust implemented the terms of its Reimbursement Agreement with SSgA FM, dated September 20, 2012. Under the terms of the Reimbursement Agreement an applicable Fund agrees to repay SSgA FM up to the amount of fees waived or expenses reduced under the agreement provided that a Fund is not obligated to reimburse SSgA FM (1) more than three years after the end of the fiscal year of the Fund in which SSgA FM provided a voluntary reduction; (2) in respect of any business day for which the net annualized one-day yield of such Fund is less than 0.00%; (3) to the extent that the amount of the reimbursement to SSgA FM on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; (4) to the extent that the amount of the reimbursement would cause the Fund’s net yield to fall below a certain minimum net yield; or (5) in respect of any such fee waivers and/or expense reimbursements that are necessary to maintain a limit on a Fund’s expenses per contractual fee waivers and/or reimbursements by SSgA FM which are effective at the time of such fee waivers and/or expense reimbursements. As of June 30, 2013, SSgA FM has not recouped any expenses from the Funds. Waived/reduced fees subject to potential recovery by year of expiration are as follows:

Expiration	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
12/31/2015	$–	$83,658	$–	$269,793	$–
12/31/2016	$–	$184,824	$343,966	$1,618,359	$188,891

Pursuant to the administration agreement, each Fund, except ILR Class M Shares, pays a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSgA FM and ILR Class M Shares pays at an annual rate of 0.03% of its net assets accrued daily to SSgA FM. During the six months ended June 30, 2013, ILR incurred the following administration fees:

Fund	Liquid Reserves Fund
Institutional Class	$7,058,123
Investment Class	$214,003
Class M	$354,340

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The Funds pay an annual fee of $12,600 for custody and accounting services. Pursuant to the sub-administration agreement, SSgA FM pays an annual fee of $25,000 for each Fund serviced by State Street.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor.

During the six months ended June 30, 2013, the Funds did not make any payments to SSGM under the Rule 12b-1 Plan.

During the six months ended June 30, 2013, SSGM voluntarily agreed to waive Rule 12b-1 fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$428,007
State Street Institutional Tax Free Money Market Fund	116,816
State Street Institutional U.S. Government Money Market Fund	343,796
State Street Institutional Treasury Money Market Fund	626,902
State Street Institutional Treasury Plus Money Market Fund	48,489

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the six months ended June 30, 2013, SSGM made the following payments to WMS under the Funds’ Rule 12b-1 Plan:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$–
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the six months

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

ended June 30, 2013, the Funds paid SSGM the following fees under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$753,109
State Street Institutional Tax Free Money Market Fund	7,131
State Street Institutional U.S. Government Money Market Fund	275,566
State Street Institutional Treasury Money Market Fund	350,714
State Street Institutional Treasury Plus Money Market Fund	18,111

During the six months ended June 30, 2013, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$316,908
State Street Institutional Tax Free Money Market Fund	284,910
State Street Institutional U.S. Government Money Market Fund	583,924
State Street Institutional Treasury Money Market Fund	1,216,541
State Street Institutional Treasury Plus Money Market Fund	103,111

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the six months ended June 30, 2013, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$705,061
State Street Institutional Tax Free Money Market Fund	7,131
State Street Institutional U.S. Government Money Market Fund	263,221
State Street Institutional Treasury Money Market Fund	350,713
State Street Institutional Treasury Plus Money Market Fund	12,953

Boston Financial Data Services (“BFDS”), a joint venture of DST Systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for each Fund.

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Institutional Investment Trust

General Information

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Funds. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser and Administrator

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET MASTER FUNDS

SEMI-ANNUAL REPORT

June 30, 2013

(Unaudited)

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As an interestholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2013 to June 30, 2013.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return.    This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return.    This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2013

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,000.90	$0.30

Tax Free Money Market Portfolio	$1,000.00	$1,000.10	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,000.30	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,000.10	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.10	$0.35

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.50	$0.30

Tax Free Money Market Portfolio	$1,000.00	$1,024.30	$0.50

U.S. Government Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,024.45	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.45	$0.35

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of June 30, 2013 was as follows:

Money Market Portfolio	0.06%
Tax Free Money Market Portfolio	0.10%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.07%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 181/365 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Certificates of Deposit	47.4%
Financial Company Commercial Paper	18.2
Government Agency Repurchase Agreements	14.4
Treasury Repurchase Agreements	8.5
Other Notes	7.0
Asset Backed Commercial Paper	4.5
Other Assets in Excess of Liabilities	0.0
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	17.0%
2-30 Days	31.2
31-60 Days	9.6
61-90 Days	16.5
Over 90 Days	25.7
Total	100.0%
Average days to maturity	34
Weighted average life	66

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 4.5%
Aspen Funding Corp.(a)(b)	0.243%	07/23/2013	07/23/2013	$100,000,000	$99,985,333
Cancara Asset Securitisation LLC(b)(c)	0.203%	09/06/2013	09/06/2013	60,000,000	59,977,667
Gemini Securitization Corp. LLC(a)(b)	0.240%	07/16/2013	07/16/2013	125,000,000	124,987,500
Gemini Securitization Corp. LLC(a)(b)	0.243%	07/23/2013	07/23/2013	100,000,000	99,985,333
Kells Funding LLC(b)(c)	0.233%	07/02/2013	07/02/2013	59,000,000	58,999,623
Kells Funding LLC(b)(c)	0.233%	07/02/2013	07/02/2013	50,000,000	49,999,681
Kells Funding LLC(b)(c)	0.223%	07/25/2013	07/25/2013	50,000,000	49,992,667
Kells Funding LLC(b)(c)	0.233%	08/02/2013	08/02/2013	100,000,000	99,979,555
Kells Funding LLC(b)(c)	0.230%	09/19/2013	09/19/2013	100,000,000	99,948,889
Kells Funding LLC(b)(c)	0.223%	09/20/2013	09/20/2013	150,000,000	149,925,750
Kells Funding LLC(b)(c)	0.220%	09/23/2013	09/23/2013	60,000,000	59,969,200
Kells Funding LLC(b)(c)	0.223%	09/25/2013	09/25/2013	65,000,000	64,965,839
Kells Funding LLC(b)(c)	0.223%	10/16/2013	10/16/2013	100,000,000	99,934,611
Newport Funding Corp.(a)(b)	0.243%	07/23/2013	07/23/2013	75,000,000	74,989,000
Northern Pines Funding LLC(b)(c)	0.250%	07/16/2013	07/16/2013	125,000,000	124,986,979
Northern Pines Funding LLC(b)(c)	0.243%	09/10/2013	09/10/2013	100,000,000	99,952,667
Versailles Commercial Paper LLC(a)(b)	0.183%	07/19/2013	07/19/2013	31,000,000	30,997,210

TOTAL ASSET BACKED COMMERCIAL PAPER					1,449,577,504

FINANCIAL COMPANY COMMERCIAL PAPER – 18.2%
Australia & New Zealand and Banking Group(a)(b)	0.213%	07/01/2013	07/01/2013	180,000,000	180,000,000
BNP Paribas(b)	0.366%	07/11/2013	07/11/2013	197,000,000	196,980,300
Caisse des Depots et Consignations(b)(c)	0.238%	07/08/2013	07/08/2013	300,000,000	299,986,292
Caisse des Depots et Consignations(b)(c)	0.238%	07/12/2013	07/12/2013	125,000,000	124,991,024
Caisse des Depots et Consignations(b)(c)	0.237%	08/06/2013	08/06/2013	335,000,000	334,921,275
Caisse des Depots et Consignations(b)(c)	0.213%	08/23/2013	08/23/2013	280,000,000	279,913,433
Caisse des Depots et Consignations(b)(c)	0.220%	09/03/2013	09/03/2013	112,000,000	111,956,196
Caisse des Depots et Consignations(b)(c)	0.218%	09/11/2013	09/11/2013	255,000,000	254,890,350
Collateralized Commercial Paper Co. LLC(b)(c)	0.345%	07/08/2013	07/08/2013	50,000,000	49,996,694
Collateralized Commercial Paper Co. LLC(b)	0.305%	07/29/2013	07/29/2013	325,000,000	324,924,167
Collateralized Commercial Paper Co. LLC(b)	0.270%	11/14/2013	11/14/2013	241,000,000	240,754,180
Collateralized Commercial Paper Co. LLC(b)(c)	0.270%	11/14/2013	11/14/2013	99,000,000	98,899,020
Collateralized Commercial Paper Co. LLC(b)	0.274%	11/18/2013	11/18/2013	220,000,000	219,769,000
Commonwealth Bank of Australia(a)(b)	0.172%	08/29/2013	08/29/2013	47,000,000	46,986,905
DNB Bank ASA(a)(d)	0.339%	07/05/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp.(b)	0.203%	07/02/2013	07/02/2013	54,000,000	53,999,700

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
General Electric Capital Corp.(b)	0.203%	07/03/2013	07/03/2013	$54,000,000	$53,999,400
General Electric Capital Corp.(b)	0.223%	07/30/2013	07/30/2013	45,000,000	44,992,025
General Electric Capital Corp.(b)	0.223%	07/31/2013	07/31/2013	183,000,000	182,966,450
HSBC Bank PLC(a)(d)	0.329%	07/09/2013	07/09/2013	95,000,000	95,000,000
HSBC Bank PLC(a)(d)	0.323%	08/05/2013	02/05/2014	63,000,000	62,996,579
HSBC Bank PLC(a)(d)	0.323%	08/07/2013	02/07/2014	42,000,000	41,999,491
National Australia Funding(a)(b)	0.172%	08/30/2013	08/30/2013	340,000,000	339,903,667
Nationwide Building Society(a)(b)	0.233%	07/05/2013	07/05/2013	80,000,000	79,997,956
Nordea Bank AB(b)	0.213%	08/01/2013	08/01/2013	140,000,000	139,974,683
Nordea Bank AB(b)	0.203%	09/20/2013	09/20/2013	224,000,000	223,899,200
Nordea Bank AB(a)(b)	0.199%	10/04/2013	10/04/2013	150,000,000	149,922,813
Nordea Bank AB(a)(b)	0.198%	10/07/2013	10/07/2013	295,000,000	294,843,404
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	08/23/2013	08/23/2013	269,000,000	268,900,993
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	08/27/2013	08/27/2013	201,000,000	200,920,438
Sumitomo Mitsui Banking Corp.(a)(b)	0.233%	09/03/2013	09/03/2013	100,000,000	99,959,111
Westpac Banking Corp.(a)(d)	0.330%	07/08/2013	01/06/2014	250,000,000	249,995,432
Westpac Banking Corp.(a)(d)	0.326%	07/22/2013	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp.(a)(d)	0.325%	07/24/2013	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,904,240,178

CERTIFICATES OF DEPOSIT – 47.4%
Bank of Montreal(b)	0.180%	09/05/2013	09/05/2013	280,000,000	280,000,000
Bank of Montreal(d)	0.263%	07/18/2013	12/13/2013	325,000,000	325,000,000
Bank of Nova Scotia(d)	0.263%	07/08/2013	12/03/2013	335,000,000	335,000,000
Bank of Tokyo - Mitsubishi(b)	0.240%	07/03/2013	07/03/2013	600,000,000	600,000,000
Bank of Tokyo - Mitsubishi(b)	0.200%	09/04/2013	09/04/2013	300,000,000	300,000,000
Bank of Tokyo - Mitsubishi(b)	0.230%	10/15/2013	10/15/2013	500,000,000	500,000,000
Barclays Bank(d)	0.404%	07/03/2013	09/03/2013	200,000,000	200,000,000
Barclays Bank(d)	0.302%	07/15/2013	12/13/2013	500,000,000	500,000,000
BNP Paribas(b)	0.360%	07/11/2013	07/11/2013	197,000,000	197,000,000
Branch Banking & Trust(b)	0.190%	09/23/2013	09/23/2013	163,000,000	163,000,000
Branch Banking & Trust(b)	0.190%	09/24/2013	09/24/2013	230,000,000	230,000,000
Canadian Imperial Bank of Commerce(d)	0.294%	07/05/2013	12/03/2013	195,000,000	195,000,000
Credit Suisse(b)	0.250%	07/05/2013	07/05/2013	250,000,000	250,000,000
Credit Suisse(d)	0.244%	07/05/2013	08/05/2013	250,000,000	250,000,000
Credit Suisse(d)	0.253%	07/09/2013	09/09/2013	235,000,000	235,000,000
Deutsche Bank AG(b)	0.255%	09/27/2013	09/27/2013	175,000,000	175,000,000
Deutsche Bank AG(b)	0.280%	10/30/2013	10/30/2013	400,000,000	400,000,000
ING Bank NV(b)	0.290%	08/02/2013	08/02/2013	350,000,000	350,000,000
ING Bank NV(b)	0.290%	08/05/2013	08/05/2013	372,000,000	372,000,000
ING Bank NV(b)	0.270%	09/25/2013	09/25/2013	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV(b)	0.260%	10/15/2013	10/15/2013	$400,000,000	$400,000,000
Lloyds TSB Bank(b)	0.210%	07/05/2013	07/05/2013	600,000,000	600,000,000
National Australia Bank Ltd.	0.291%	09/30/2013	09/30/2013	300,000,000	300,000,000
National Australia Bank Ltd.(d)	0.295%	07/30/2013	09/30/2013	300,000,000	300,000,000
Nordea Bank AB(d)	0.278%	07/17/2013	01/17/2014	200,000,000	200,000,000
Norinchukin Bank(b)	0.160%	07/18/2013	07/18/2013	500,000,000	500,000,000
Norinchukin Bank(b)	0.160%	07/19/2013	07/19/2013	700,000,000	700,000,000
Norinchukin Bank(b)	0.160%	07/29/2013	07/29/2013	200,000,000	200,000,000
Rabobank Nederland NV	0.346%	07/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV	0.356%	07/25/2013	07/25/2013	165,000,000	165,000,000
Rabobank Nederland NV(d)	0.309%	07/09/2013	10/09/2013	200,000,000	200,000,000
Rabobank Nederland NV(d)	0.360%	07/08/2013	01/06/2014	300,000,000	299,995,235
Rabobank Nederland NV(d)	0.334%	09/06/2013	03/06/2014	380,000,000	380,000,000
Royal Bank of Canada	0.325%	08/12/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada	0.323%	08/27/2013	08/27/2013	67,500,000	67,500,000
Royal Bank of Canada(d)	0.313%	07/09/2013	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(d)	0.313%	07/16/2013	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(d)	0.319%	07/05/2013	12/27/2013	385,000,000	385,000,000
Sumitomo Mitsui Banking Corp.(b)	0.230%	09/05/2013	09/05/2013	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.(b)	0.230%	09/06/2013	09/06/2013	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(b)	0.240%	09/13/2013	09/13/2013	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	09/23/2013	09/23/2013	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.255%	07/08/2013	07/08/2013	161,000,000	161,000,157
Svenska Handelsbanken AB(b)	0.255%	07/15/2013	07/15/2013	154,000,000	154,000,097
Svenska Handelsbanken AB(b)	0.225%	08/01/2013	08/01/2013	345,000,000	345,001,484
Svenska Handelsbanken AB(b)	0.220%	08/02/2013	08/02/2013	100,000,000	100,000,000
Swedbank AB(d)	0.364%	07/05/2013	11/05/2013	278,000,000	278,000,000
Toronto Dominion Bank(b)	0.180%	07/22/2013	07/22/2013	450,000,000	450,000,000
Toronto Dominion Bank(b)	0.170%	09/17/2013	09/17/2013	500,000,000	500,000,000
UBS AG(b)	0.260%	07/09/2013	07/09/2013	300,000,000	300,000,000
UBS AG(d)	0.275%	07/31/2013	10/28/2013	270,000,000	270,000,000
Westpac Banking Corp.(d)	0.328%	07/17/2013	01/17/2014	155,000,000	154,995,754

TOTAL CERTIFICATES OF DEPOSIT					15,347,892,727

OTHER NOTES – 7.0%
Bank of America NA(b)	0.280%	07/01/2013	07/01/2013	315,000,000	315,000,000
Bank of America NA(b)	0.270%	07/11/2013	07/11/2013	300,000,000	300,000,000
Barclays Bank PLC/Cayman(b)	0.030%	07/01/2013	07/01/2013	200,000,000	200,000,000
JPMorgan Chase Bank NA(d)	0.355%	09/09/2013	07/07/2014	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.356%	07/22/2013	07/22/2014	175,000,000	175,000,000
Natixis(b)	0.050%	07/01/2013	07/01/2013	146,723,000	146,723,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES – (continued)
Societe Generale(b)	0.080%	07/01/2013	07/01/2013	$433,952,000	$433,952,000
Svenska Handelsbanken AB(c)(d)	0.284%	07/29/2013	12/27/2013	180,000,000	180,000,000
Toyota Motor Credit Corp.	0.324%	09/09/2013	09/09/2013	45,860,000	45,860,000
Wells Fargo Bank NA(d)	0.332%	07/22/2013	06/20/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,283,535,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by a Federal Farm Credit Bank, 0.500% due 06/23/2015, Federal Home Loan Banks, 1.000% – 4.750% due 10/28/2013 – 06/09/2017, Federal Home Loan Mortgage Corporations, 1.000% – 3.000% due 10/13/2015 – 05/23/2028, and Federal National Mortgage Associations, 0.500% – 4.625% due 10/15/2014 – 09/27/2032, valued at $102,000,154); expected proceeds $100,000,389	0.020%	07/03/2013	07/03/2013	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 11/01/2017 – 09/01/2042, Federal National Mortgage Associations, 2.000% – 6.000% due 02/01/2019 – 05/01/2043, and Government National Mortgage Associations, 3.000% – 5.000% due 05/15/2035 – 05/15/2043, valued at $306,000,001); expected proceeds $300,019,833	0.070%	07/02/2013	07/02/2013	300,000,000	300,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.693% – 4.500% due 03/01/2026 – 10/15/2042, Federal National Mortgage Associations, 3.000% – 4.000% due 06/25/2038 – 05/01/2040, and Government National Mortgage Associations, 2.000% – 5.500% due 09/15/2024 – 06/15/2043, valued at $380,460,000); expected proceeds $373,004,973	0.060%	07/05/2013	07/05/2013	$373,000,000	$373,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 04/15/2033 – 06/15/2043, Federal National Mortgage Associations, 1.500% – 4.000% due 12/25/2030 – 07/25/2043, and Government National Mortgage Associations, 2.500% – 4.500% due 02/15/2039 – 05/20/2043, valued at $311,100,000); expected proceeds $305,003,558	0.140%	07/01/2013	07/01/2013	305,000,000	305,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 09/01/2042, and Federal National Mortgage Associations, 2.500% due 08/01/2027 – 12/01/2027, valued at $490,620,000); expected proceeds $481,005,612	0.140%	07/01/2013	07/01/2013	481,000,000	481,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 10/01/2041, and Federal National Mortgage Associations, 5.000% due 04/01/2038 – 07/01/2040, valued at $420,240,000); expected proceeds $412,003,777	0.110%	07/01/2013	07/01/2013	412,000,000	412,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/24/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 04/01/2026 – 07/01/2043, and Federal National Mortgage Associations, 2.500% – 6.000% due 11/01/2027 – 02/01/2049, valued at $545,700,000); expected proceeds $535,007,282	0.070%	07/01/2013	07/01/2013	$535,000,000	$535,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.500% due 07/01/2022 – 06/01/2043, and Federal National Mortgage Associations, 2.500% – 8.000% due 12/01/2026 – 06/01/2043, valued at $255,000,001); expected proceeds $250,003,403	0.070%	07/02/2013	07/02/2013	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2022 – 07/01/2043, and Federal National Mortgage Associations, 2.500% – 6.500% due 06/01/2022 – 01/01/2048, valued at $229,500,000); expected proceeds $225,003,063	0.070%	07/03/2013	07/03/2013	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% – 6.500% due 06/01/2026 – 06/01/2043, and Federal National Mortgage Associations, 2.500% – 6.000% due 03/01/2021 – 07/01/2043, valued at $408,000,000); expected proceeds $400,004,667	0.060%	07/05/2013	07/05/2013	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 7.500% due 03/01/2015 – 06/01/2043, valued at $34,683,647); expected proceeds $34,000,425	0.150%	07/01/2013	07/01/2013	$34,000,000	$34,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2020 – 06/01/2043, valued at $382,500,001); expected proceeds $375,004,688	0.150%	07/01/2013	07/01/2013	375,000,000	375,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 2.500% due 03/01/2028, Federal National Mortgage Associations, 2.500% – 4.500% due 07/01/2027 – 05/01/2043, and a Government National Mortgage Association, 2.000% due 02/20/2040, valued at $153,239,765); expected proceeds $150,001,458	0.050%	07/02/2013	07/02/2013	150,000,000	150,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by a Federal Home Loan Bank, 0.000% due 05/15/2023, Federal Home Loan Mortgage Corporations, 2.000% – 9.300% due 04/15/2020 – 04/15/2043, Federal National Mortgage Associations, 2.000% – 10.090% due 06/25/2018 – 06/01/2043, and Government National Mortgage Associations, 2.000% – 6.500% due 09/16/2026 – 10/16/2042, valued at $291,923,710); expected proceeds $285,002,375	0.050%	07/03/2013	07/03/2013	285,000,000	285,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.600% due 11/15/2020 – 04/01/2043, and Federal National Mortgage Associations, 2.500% – 5.000% due 09/01/2018 – 04/01/2043, valued at $56,408,925); expected proceeds $55,000,642	0.140%	07/01/2013	07/01/2013	$55,000,000	$55,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 1.125% due 02/27/2014, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 07/09/2013 – 04/01/2043, and Federal National Mortgage Associations, 1.250% – 4.625% due 10/15/2014 – 02/01/2042, valued at $382,500,001); expected proceeds $375,003,438	0.110%	07/01/2013	07/01/2013	375,000,000	375,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,655,000,000

TREASURY REPURCHASE AGREEMENTS – 8.5%
Agreement with Barclays Capital, Inc., dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.625% due 11/30/2017, valued at $1,275,115,120); expected proceeds $1,250,010,417	0.100%	07/01/2013	07/01/2013	1,250,000,000	1,250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Notes, 3.250% – 5.125% due 05/15/2016 – 06/30/2016, valued at $153,003,139); expected proceeds $150,000,875	0.030%	07/02/2013	07/02/2013	150,000,000	150,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.625% due 08/15/2022, valued at $76,500,000); expected proceeds $75,001,563	0.250%	07/01/2013	07/01/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2018 – 02/15/2019, valued at $127,501,026); expected proceeds $125,000,729	0.030%	07/02/2013	07/02/2013	$125,000,000	$125,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/26/2013 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2013 – 05/15/2023, valued at $204,004,342); expected proceeds $200,000,778	0.020%	07/03/2013	07/03/2013	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Cash, a U.S. Treasury Bond, 4.250% due 11/15/2040, a U.S. Treasury Bill, 0.000% due 08/01/2013, and a U.S. Treasury Note, 3.625% due 08/15/2019, valued at $25,035,126); expected proceeds $25,000,313	0.150%	07/01/2013	07/01/2013	25,000,000	25,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Strips, 0.000% – 1.250% due 08/31/2015 – 11/15/2021, valued at $229,500,042); expected proceeds $225,001,313	0.030%	07/02/2013	07/02/2013	225,000,000	225,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% – 2.250% due 11/30/2017 – 11/15/2021, valued at $210,120,015); expected proceeds $206,004,807	0.120%	07/05/2013	07/05/2013	206,000,000	206,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.750% – 3.250% due 07/31/2016 – 03/31/2018, valued at $102,000,070); expected proceeds $100,000,250	0.030%	07/01/2013	07/01/2013	100,000,000	100,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 2.250% – 5.375% due 12/31/2014 – 02/15/2031, valued at $204,000,111); expected proceeds $200,002,333	0.060%	07/05/2013	07/05/2013	$200,000,000	$200,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 1.500% due 12/31/2013, valued at $140,763,353); expected proceeds $138,001,150	0.100%	07/01/2013	07/01/2013	138,000,000	138,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.750%, due 05/15/2023, valued at $76,500,052); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,769,000,000

TOTAL INVESTMENTS(e) – 100.0%					32,409,245,409
Other Assets in Excess of Liabilities – 0.0%					4,677,905

NET ASSETS – 100.0%					$32,413,923,314

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,097,371,165 or 9.56% of net assets as of June 30, 2013.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,754,187,412 or 8.50 % of net assets as of June 30, 2013.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(e)

Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
General Obligations	19.1%
Education	19.0
Housing	16.9
Transportation	13.1
Cash/Money Market Fund	9.6
Health	7.1
Water	5.6
Pollution	4.2
Power	2.7
Industrial Revenue/Pollution Control Revenue	1.3
Development	1.1
Stadium	0.3
Other Assets in Excess of Liabilities	0.0
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	20.7%
2-30 Days	79.3
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	100.0%
Average days to maturity	6
Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 90.4%
California – 6.4%
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.060%	07/05/2013	07/05/2013	$1,500,000	$1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.050%	07/05/2013	07/05/2013	5,000,000	5,000,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.060%	07/05/2013	07/05/2013	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Cananda(a)	0.050%	07/05/2013	07/05/2013	5,000,000	5,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-3, SPA: Wells Fargo Bank N.A.(a)	0.030%	07/01/2013	07/01/2013	2,725,000	2,725,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.040%	07/05/2013	07/05/2013	2,500,000	2,500,000

					17,725,000

Colorado – 8.6%
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series B, LOC: U.S. Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	2,580,000	2,580,000
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series C, LOC:Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	2,900,000	2,900,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.070%	07/05/2013	07/05/2013	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.070%	07/05/2013	07/05/2013	3,065,000	3,065,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.070%	07/05/2013	07/05/2013	7,750,000	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.070%	07/05/2013	07/05/2013	3,700,000	3,700,000

					23,885,000

Connecticut – 7.6%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.060%	07/05/2013	07/05/2013	6,100,000	6,100,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Subseries A-1, SPA: JP Morgan Chase Bank N.A.(a)	0.070%	07/01/2013	07/01/2013	$2,150,000	$2,150,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.070%	07/05/2013	07/05/2013	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.040%	07/05/2013	07/05/2013	8,000,000	8,000,000

					21,000,000

Delaware – 3.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	6,900,000	6,900,000
University of Delaware, Revenue Bonds, SPA: TD Bank N.A.(a)	0.050%	07/01/2013	07/01/2013	3,215,000	3,215,000

					10,115,000

Florida – 0.9%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.060%	07/05/2013	07/05/2013	2,415,000	2,415,000

Georgia – 1.3%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.080%	07/05/2013	07/05/2013	3,600,000	3,600,000

Indiana – 0.7%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.060%	07/05/2013	07/05/2013	2,000,000	2,000,000

Kansas – 4.7%
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.050%	07/05/2013	07/05/2013	6,000,000	6,000,000
Kansas State Department of Transportation, Revenue Bonds, Series C-2, SPA: JP Morgan Chase Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	7,000,000	7,000,000

					13,000,000

Maryland – 1.6%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.070%	07/05/2013	07/05/2013	3,670,000	3,670,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Maryland – (continued)
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.050%	07/05/2013	07/05/2013	$800,000	$800,000

					4,470,000

Massachusetts – 5.9%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	8,000,000	8,000,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS:Goverment Authority, SPA: Barclays Bank PLC(a)	0.050%	07/05/2013	07/05/2013	5,000,000	5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	3,455,000	3,455,000

					16,455,000

Michigan – 2.4%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.020%	07/01/2013	07/01/2013	6,600,000	6,600,000

Minnesota – 1.7%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.070%	07/05/2013	07/05/2013	4,635,000	4,635,000

Missouri – 3.8%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08(a)	0.080%	07/05/2013	07/05/2013	6,385,000	6,385,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank(a)	0.050%	07/01/2013	07/01/2013	4,100,000	4,100,000

					10,485,000

New Hampshire – 3.8%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	07/05/2013	07/05/2013	5,375,000	5,375,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	07/05/2013	07/05/2013	5,155,000	5,155,000

					10,530,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New Jersey – 0.7%
Rutgers State University of New Jersey, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A.(a)	0.050%	07/01/2013	07/01/2013	$2,045,000	$2,045,000

New York – 10.6%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.060%	07/05/2013	07/05/2013	4,000,000	4,000,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.050%	07/05/2013	07/05/2013	1,500,000	1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	3,560,000	3,560,000
New York State Dormitory Authority Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	2,085,000	2,085,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	3,550,000	3,550,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	3,000,000	3,000,000

					29,525,000

North Carolina – 8.9%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	2,905,000	2,905,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.060%	07/05/2013	07/05/2013	2,000,000	2,000,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	6,650,000	6,650,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.050%	07/05/2013	07/05/2013	3,000,000	3,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	$3,100,000	$3,100,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	1,800,000	1,800,000

					24,705,000

Ohio – 3.1%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.050%	07/05/2013	07/05/2013	8,600,000	8,600,000

Oregon – 5.1%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.060%	07/05/2013	07/05/2013	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA:U.S. Bank N.A.(a)	0.060%	07/01/2013	07/01/2013	7,990,000	7,990,000

					14,090,000

Pennsylvania – 1.2%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.050%	07/05/2013	07/05/2013	1,325,000	1,325,000
Geisinger Authority, Geisinger Health System, Revenue Bonds, Series C, SPA: TD Bank N.A.(a)	0.030%	07/01/2013	07/01/2013	2,000,000	2,000,000

					3,325,000

Rhode Island – 2.4%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.070%	07/05/2013	07/05/2013	6,645,000	6,645,000

Texas – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.070%	07/05/2013	07/05/2013	2,245,000	2,245,000

Washington – 3.5%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.060%	07/05/2013	07/05/2013	1,700,000	1,700,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Washington – (continued)
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.060%	07/05/2013	07/05/2013	$8,000,000	$8,000,000

					9,700,000

West Virginia – 1.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.060%	07/05/2013	07/05/2013	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					250,795,000

				Shares
INVESTMENT COMPANY – 9.6%
Dreyfus Tax Exempt Cash Management Fund(b)				26,579,267	26,579,267

TOTAL INVESTMENTS(c) – 100.0%					277,374,267
Other Assets in Excess of Liabilities – 0.0%					11,982

NET ASSETS – 100.0%					$277,386,249

(a)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Government Agency Debt	57.0%
Treasury Repurchase Agreements	21.7
Government Agency Repurchase Agreements	18.1
Treasury Debt	1.0
Other Assets in Excess of Liabilities	2.2
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	34.0%
2-30 Days	15.5
31-60 Days	10.8
61-90 Days	15.8
Over 90 Days	21.8
Total	97.9%
Average days to maturity	48
Weighted average life	56

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 57.0%
Federal Home Loan Bank(a)	0.133%	07/17/2013	07/17/2013	$148,000,000	$147,991,284
Federal Home Loan Bank(a)	0.070%	07/26/2013	07/26/2013	107,000,000	106,994,799
Federal Home Loan Bank(a)	0.070%	08/16/2013	08/16/2013	103,000,000	102,990,787
Federal Home Loan Bank(a)	0.145%	08/23/2013	08/23/2013	26,000,000	25,994,450
Federal Home Loan Bank(a)	0.140%	09/06/2013	09/06/2013	74,000,000	73,980,719
Federal Home Loan Bank(a)	0.140%	09/11/2013	09/11/2013	42,000,000	41,988,240
Federal Home Loan Bank(a)	0.090%	09/18/2013	09/18/2013	133,000,000	132,973,732
Federal Home Loan Bank(a)	0.100%	09/18/2013	09/18/2013	151,500,000	151,466,754
Federal Home Loan Bank(a)	0.133%	09/18/2013	09/18/2013	53,000,000	52,984,590
Federal Home Loan Bank(a)	0.120%	09/25/2013	09/25/2013	90,000,000	89,974,200
Federal Home Loan Bank(a)	0.129%	09/25/2013	09/25/2013	101,000,000	100,968,875
Federal Home Loan Bank(a)	0.135%	09/25/2013	09/25/2013	48,000,000	47,984,520
Federal Home Loan Bank(a)	0.115%	10/09/2013	10/09/2013	88,000,000	87,971,889
Federal Home Loan Bank(a)	0.116%	10/09/2013	10/09/2013	78,791,000	78,765,612
Federal Home Loan Bank(a)	0.110%	10/16/2013	10/16/2013	37,000,000	36,987,903
Federal Home Loan Bank(a)	0.110%	10/18/2013	10/18/2013	62,000,000	61,979,351
Federal Home Loan Bank(a)	0.100%	10/30/2013	10/30/2013	38,000,000	37,998,433
Federal Home Loan Bank(a)	0.100%	11/01/2013	11/01/2013	27,000,000	26,998,871
Federal Home Loan Bank(a)	0.110%	11/01/2013	11/01/2013	17,000,000	16,999,846
Federal Home Loan Bank(a)	0.100%	11/08/2013	11/08/2013	58,000,000	57,979,056
Federal Home Loan Bank(a)	0.100%	11/12/2013	11/12/2013	19,000,000	18,998,964
Federal Home Loan Bank(a)	0.100%	11/15/2013	11/15/2013	37,000,000	36,985,919
Federal Home Loan Bank(b)	0.123%	07/18/2013	02/18/2014	133,000,000	132,998,639
Federal Home Loan Bank(b)	0.144%	07/01/2013	04/01/2014	180,000,000	180,000,000
Federal Home Loan Mortgage Corp.(a)	0.130%	07/08/2013	07/08/2013	161,000,000	160,995,930
Federal Home Loan Mortgage Corp.(a)	0.126%	07/15/2013	07/15/2013	74,000,000	74,125,071
Federal Home Loan Mortgage Corp.(a)	0.070%	08/05/2013	08/05/2013	100,000,000	99,993,194
Federal Home Loan Mortgage Corp.(a)	0.150%	08/05/2013	08/05/2013	31,000,000	30,995,479
Federal Home Loan Mortgage Corp.(a)	0.149%	08/19/2013	08/19/2013	22,000,000	21,995,538
Federal Home Loan Mortgage Corp.(a)	0.120%	08/26/2013	08/26/2013	91,725,000	91,707,878
Federal Home Loan Mortgage Corp.(a)	0.149%	08/26/2013	08/26/2013	65,000,000	64,984,934
Federal Home Loan Mortgage Corp.(a)	0.143%	09/03/2013	09/03/2013	39,000,000	38,990,120
Federal Home Loan Mortgage Corp.(a)	0.140%	09/09/2013	09/09/2013	148,844,000	148,803,481
Federal Home Loan Mortgage Corp.(a)	0.080%	09/16/2013	09/16/2013	35,000,000	34,994,011
Federal Home Loan Mortgage Corp.(a)	0.100%	09/16/2013	09/16/2013	24,375,000	24,369,786
Federal Home Loan Mortgage Corp.(a)	0.130%	09/16/2013	09/16/2013	97,000,000	96,973,029
Federal Home Loan Mortgage Corp.(a)	0.070%	09/17/2013	09/17/2013	40,000,000	39,993,933
Federal Home Loan Mortgage Corp.(a)	0.110%	09/23/2013	09/23/2013	45,000,000	44,988,450
Federal Home Loan Mortgage Corp.(a)	0.130%	09/23/2013	09/23/2013	28,000,000	27,991,507
Federal Home Loan Mortgage Corp.(a)	0.114%	10/07/2013	10/07/2013	153,846,000	153,798,256
Federal Home Loan Mortgage Corp.(a)	0.100%	10/21/2013	10/21/2013	100,000,000	99,968,889

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.100%	10/28/2013	10/28/2013	$19,000,000	$18,993,719
Federal Home Loan Mortgage Corp.(a)	0.095%	11/04/2013	11/04/2013	48,563,000	48,546,853
Federal Home Loan Mortgage Corp.(a)	0.100%	11/04/2013	11/04/2013	11,000,000	10,996,150
Federal Home Loan Mortgage Corp.(a)	0.100%	11/04/2013	11/04/2013	39,226,000	39,212,271
Federal Home Loan Mortgage Corp.(a)	0.105%	11/05/2013	11/05/2013	80,000,000	79,970,367
Federal Home Loan Mortgage Corp.(a)	0.100%	11/26/2013	11/26/2013	29,000,000	28,988,078
Federal Home Loan Mortgage Corp.(a)	0.120%	01/07/2014	01/07/2014	90,000,000	89,943,000
Federal Home Loan Mortgage Corp.(a)	0.120%	01/14/2014	01/14/2014	45,875,000	45,844,875
Federal Home Loan Mortgage Corp.(a)	0.130%	01/14/2014	01/14/2014	60,000,000	59,957,317
Federal Home Loan Mortgage Corp.(a)	0.110%	01/21/2014	01/21/2014	45,000,000	44,971,950
Federal Home Loan Mortgage Corp.(a)	0.150%	01/23/2014	01/23/2014	19,556,000	19,539,214
Federal National Mortgage Assoc.(a)	0.130%	07/03/2013	07/03/2013	10,000,000	9,999,928
Federal National Mortgage Assoc.(a)	0.110%	07/10/2013	07/10/2013	60,000,000	59,998,350
Federal National Mortgage Assoc.(a)	0.110%	07/22/2013	07/22/2013	111,000,000	110,992,878
Federal National Mortgage Assoc.(a)	0.110%	07/22/2013	07/22/2013	41,000,000	40,997,369
Federal National Mortgage Assoc.(a)	0.110%	07/23/2013	07/23/2013	214,119,000	214,104,606
Federal National Mortgage Assoc.(a)	0.120%	08/01/2013	08/01/2013	25,000,000	24,997,417
Federal National Mortgage Assoc.(a)	0.070%	08/07/2013	08/07/2013	13,000,000	12,999,065
Federal National Mortgage Assoc.(a)	0.130%	08/07/2013	08/07/2013	99,637,000	99,623,687
Federal National Mortgage Assoc.(a)	0.070%	08/08/2013	08/08/2013	180,000,000	179,986,700
Federal National Mortgage Assoc.(a)	0.070%	08/15/2013	08/15/2013	16,000,000	15,998,600
Federal National Mortgage Assoc.(a)	0.120%	08/15/2013	08/15/2013	80,000,000	79,988,000
Federal National Mortgage Assoc.(a)	0.070%	08/22/2013	08/22/2013	94,000,000	93,990,496
Federal National Mortgage Assoc.(a)	0.125%	08/28/2013	08/28/2013	55,861,000	55,849,750
Federal National Mortgage Assoc.(a)	0.143%	08/28/2013	08/28/2013	30,000,000	29,993,113
Federal National Mortgage Assoc.(a)	0.150%	09/03/2013	09/03/2013	212,000,000	211,943,467
Federal National Mortgage Assoc.(a)	0.140%	09/04/2013	09/04/2013	13,000,000	12,996,714
Federal National Mortgage Assoc.(a)	0.140%	09/11/2013	09/11/2013	99,000,000	98,972,280
Federal National Mortgage Assoc.(a)	0.120%	09/25/2013	09/25/2013	35,000,000	34,989,967
Federal National Mortgage Assoc.(a)	0.115%	10/02/2013	10/02/2013	13,000,000	12,996,138
Federal National Mortgage Assoc.(a)	0.100%	10/30/2013	10/30/2013	48,000,000	47,983,867
Federal National Mortgage Assoc.(a)	0.095%	11/06/2013	11/06/2013	10,900,000	10,896,318
Federal National Mortgage Assoc.(a)	0.100%	11/06/2013	11/06/2013	28,000,000	27,990,044
Federal National Mortgage Assoc.(a)	0.100%	11/06/2013	11/06/2013	13,000,000	12,995,378
Federal National Mortgage Assoc.(a)	0.095%	11/13/2013	11/13/2013	42,000,000	41,985,037
Federal National Mortgage Assoc.(a)	0.100%	11/13/2013	11/13/2013	24,000,000	23,991,000
Federal National Mortgage Assoc.(a)	0.100%	11/20/2013	11/20/2013	59,000,000	58,976,728
Federal National Mortgage Assoc.(a)	0.100%	11/27/2013	11/27/2013	60,000,000	59,975,167
Federal National Mortgage Assoc.(a)	0.100%	01/13/2014	01/13/2014	176,875,000	176,778,701

TOTAL GOVERNMENT AGENCY DEBT					5,456,581,478

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 1.0%
U.S. Treasury Note(a)	0.102%	01/15/2014	01/15/2014	$29,000,000	$29,140,438
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	39,000,000	39,032,549
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	25,000,000	25,239,612

TOTAL TREASURY DEBT					93,412,599

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 18.1%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 0.000% due 06/03/2014, and Federal National Mortgage Associations, 0.000% – 3.000% due 12/02/2013 – 12/27/2027, valued at $122,402,504); expected proceeds $120,001,500	0.150%	07/01/2013	07/01/2013	120,000,000	120,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/26/2013 (collateralized by a Federal Farm Credit Bank, 1.320% due 12/07/2016, Federal Home Loan Banks, 2.600% – 4.805% due 04/20/2015 – 08/20/2015, a Federal Home Loan Mortgage Corporation, 8.250% due 06/01/2016, and Federal National Mortgage Associations, 0.875% – 6.625% due 08/28/2017 – 11/15/2030, valued at $51,000,624); expected proceeds $50,000,194	0.020%	07/03/2013	07/03/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.875% – 5.625% due 01/15/2014 – 11/23/2035, valued at $98,940,941); expected proceeds $97,000,970	0.120%	07/01/2013	07/01/2013	97,000,000	97,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Farm Credit Banks, 0.000% – 7.010% due 07/22/2013 – 06/03/2033, Federal Home Loan Banks, 0.000% – 7.375% due 07/03/2013 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 5.625% due 07/01/2013 – 11/23/2035, Federal National Mortgage Associations, 0.000% – 7.125% due 07/12/2013 – 07/15/2037, a Financing Corporation Strip, 8.600% due 09/26/2019, and Resolution Funding Strips, 0.000% – 8.625% due 10/15/2019 – 01/15/2030, valued at $299,880,822); expected proceeds $294,002,940

	0.120%	07/01/2013	07/01/2013	$294,000,000	$294,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal Farm Credit Banks, 0.105% – 0.156% due 09/16/2013 – 03/05/2015, and Federal National Mortgage Associations, 0.000% – 6.625% due 01/02/2014 – 11/15/2030, valued at $76,502,994); expected proceeds $75,000,688	0.110%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 0.000% due 10/24/2014, a Federal National Mortgage Association, 1.000% due 04/30/2018, and Tennessee Valley Authorities, 4.625% – 5.375% due 07/15/2033 – 09/15/2060, valued at $6,120,483); expected proceeds $6,000,090	0.180%	07/01/2013	07/01/2013	6,000,000	6,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal National Mortgage Association, 4.375% due 10/15/2015, valued at $187,680,881); expected proceeds $184,001,840	0.120%	07/01/2013	07/01/2013	184,000,000	184,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Mortgage Corporations, 1.250% – 3.750% due 05/12/2017 – 08/01/2019, and Federal National Mortgage Associations, 0.875% – 1.050% due 08/28/2017 – 11/15/2017, valued at $298,860,399); expected proceeds $293,003,174	0.130%	07/01/2013	07/01/2013	$293,000,000	$293,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by Federal Home Loan Banks, 1.125% – 3.180% due 06/26/2017 – 11/26/2032, Federal Home Loan Mortgage Corporations, 0.000% – 0.420% due 08/12/2013 – 09/18/2015, and a U.S. Treasury Note, 1.000% due 03/31/2017, valued at $365,163,995); expected proceeds $358,003,282	0.110%	07/01/2013	07/01/2013	358,000,000	358,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a Federal Farm Credit Bank, 0.940% due 11/13/2017, Federal Home Loan Banks, 0.000% – 5.500% due 07/19/2013 – 05/18/2016, Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 07/09/2013 – 07/15/2032, Federal National Mortgage Associations, 0.000% – 5.000% due 08/20/2013 – 01/30/2019, and Tennessee Valley Authorities, 0.000% due 01/15/2014 – 11/01/2025, valued at $265,200,689); expected proceeds $260,002,383	0.110%	07/01/2013	07/01/2013	260,000,000	260,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,737,000,000

TREASURY REPURCHASE AGREEMENTS – 21.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/27/2013 (collateralized by U.S. Treasury Strips, 0.875% – 2.875% due 12/31/2016 – 05/31/2018, valued at $76,544,949); expected proceeds $75,000,500	0.030%	07/05/2013	07/05/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2013 – 02/15/2021, valued at $102,000,000); expected proceeds $100,004,722	0.050%	07/02/2013	07/02/2013	$100,000,000	$100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 03/06/2014, valued at $216,240,067); expected proceeds $212,001,943	0.110%	07/01/2013	07/01/2013	212,000,000	212,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.875% due 07/15/2013, valued at $58,140,087); expected proceeds $57,000,475	0.100%	07/01/2013	07/01/2013	57,000,000	57,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 1.125% – 5.125% due 05/15/2016 – 05/31/2019, valued at $155,041,645); expected proceeds $152,001,267	0.100%	07/01/2013	07/01/2013	152,000,000	152,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/25/2013 (collateralized by U.S. Treasury Bonds, 4.375% – 10.625% due 08/15/2015 – 02/15/2038, U.S. Treasury Notes, 0.125% – 3.125% due 08/31/2013 – 02/15/2022, and a U.S. Treasury Strip, 7.875% due 02/15/2021, valued at $76,500,048); expected proceeds $75,000,438	0.030%	07/02/2013	07/02/2013	75,000,000	75,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 0.250% – 2.250% due 01/31/2014 – 05/31/2014, valued at $28,562,668); expected proceeds $28,000,233	0.100%	07/01/2013	07/01/2013	28,000,000	28,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 11/21/2013, valued at $51,000,018); expected proceeds $50,000,292	0.030%	07/02/2013	07/02/2013	50,000,000	50,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/25/2013 (collateralized by a U.S. Treasury Strip, 0.000% due 11/21/2013, valued at $61,200,081); expected proceeds $60,001,400	0.120%	07/02/2013	07/02/2013	$60,000,000	$60,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.125% due 04/30/2015, valued at $153,000,036); expected proceeds $150,001,750	0.060%	07/05/2013	07/05/2013	150,000,000	150,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 1.000% – 3.125% due 07/31/2015 – 02/15/2023, valued at $408,000,052); expected proceeds $400,001,000	0.030%	07/01/2013	07/01/2013	400,000,000	400,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.375% – 1.750% due 03/15/2015 – 05/15/2022, valued at $128,520,008); expected proceeds $126,001,260	0.120%	07/01/2013	07/01/2013	126,000,000	126,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 0.375% – 3.125% due 03/15/2015 – 05/15/2021, valued at $280,501,134); expected proceeds $275,002,292	0.100%	07/01/2013	07/01/2013	275,000,000	275,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 2.375% – 6.875% due 05/15/2014 – 08/15/2025, valued at $91,800,041); expected proceeds $90,000,750	0.100%	07/01/2013	07/01/2013	90,000,000	90,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.125% – 2.125% due 12/31/2014 – 06/30/2016, valued at $227,460,041); expected proceeds $223,001,858	0.100%	07/01/2013	07/01/2013	$223,000,000	$223,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,073,000,000

TOTAL INVESTMENTS(c) – 97.8%					9,359,994,077
Other Assets in Excess of Liabilities – 2.2%					209,143,630

NET ASSETS – 100.0%					$9,569,137,707

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2013.

(c)	Unless otherwise noted, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Treasury Debt	100.0%
Liabilities in Excess of Assets	(0.0)
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	0.0%
2-30 Days	50.3
31-60 Days	21.0
61-90 Days	17.1
Over 90 Days	11.6
Total	100.0%
Average days to maturity	46
Weighted average life	46

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.005%	07/05/2013	07/05/2013	$596,267,000	$596,258,980
U.S. Treasury Bill(a)	0.010%	07/05/2013	07/05/2013	71,256,000	71,255,921
U.S. Treasury Bill(a)	0.015%	07/05/2013	07/05/2013	360,562,000	360,561,399
U.S. Treasury Bill(a)	0.018%	07/05/2013	07/05/2013	250,000,000	249,999,514
U.S. Treasury Bill(a)	0.028%	07/05/2013	07/05/2013	29,759,000	29,758,909
U.S. Treasury Bill(a)	0.030%	07/05/2013	07/05/2013	80,000,000	79,999,733
U.S. Treasury Bill(a)	0.035%	07/05/2013	07/05/2013	175,000,000	174,999,319
U.S. Treasury Bill(a)	0.065%	07/05/2013	07/05/2013	200,000,000	199,998,556
U.S. Treasury Bill(a)	0.073%	07/05/2013	07/05/2013	500,000,000	499,995,972
U.S. Treasury Bill(a)	0.123%	07/05/2013	07/05/2013	21,406,000	21,405,709
U.S. Treasury Bill(a)	0.035%	07/11/2013	07/11/2013	78,999,000	78,997,057
U.S. Treasury Bill(a)	0.043%	07/11/2013	07/11/2013	600,000,000	599,992,917
U.S. Treasury Bill(a)	0.045%	07/11/2013	07/11/2013	83,000,000	82,998,963
U.S. Treasury Bill(a)	0.068%	07/11/2013	07/11/2013	400,000,000	399,992,500
U.S. Treasury Bill(a)	0.113%	07/11/2013	07/11/2013	138,000,000	137,995,688
U.S. Treasury Bill(a)	0.115%	07/11/2013	07/11/2013	74,000,000	73,997,636
U.S. Treasury Bill(a)	0.043%	07/18/2013	07/18/2013	750,000,000	749,984,948
U.S. Treasury Bill(a)	0.045%	07/18/2013	07/18/2013	200,000,000	199,995,750
U.S. Treasury Bill(a)	0.060%	07/18/2013	07/18/2013	400,000,000	399,988,667
U.S. Treasury Bill(a)	0.020%	07/25/2013	07/25/2013	200,000,000	199,997,333
U.S. Treasury Bill(a)	0.035%	07/25/2013	07/25/2013	500,000,000	499,988,333
U.S. Treasury Bill(a)	0.050%	07/25/2013	07/25/2013	500,000,000	499,983,333
U.S. Treasury Bill(a)	0.075%	07/25/2013	07/25/2013	200,000,000	199,990,000
U.S. Treasury Bill(a)	0.100%	07/25/2013	07/25/2013	200,000,000	199,986,667
U.S. Treasury Bill(a)	0.053%	08/01/2013	08/01/2013	250,000,000	249,988,698
U.S. Treasury Bill(a)	0.110%	08/01/2013	08/01/2013	100,000,000	99,990,528
U.S. Treasury Bill(a)	0.055%	08/08/2013	08/08/2013	500,000,000	499,970,972
U.S. Treasury Bill(a)	0.110%	08/08/2013	08/08/2013	100,000,000	99,988,389
U.S. Treasury Bill(a)	0.045%	08/15/2013	08/15/2013	199,000,000	198,988,806
U.S. Treasury Bill(a)	0.048%	08/15/2013	08/15/2013	301,000,000	300,982,128
U.S. Treasury Bill(a)	0.043%	08/22/2013	08/22/2013	800,000,000	799,950,889
U.S. Treasury Bill(a)	0.043%	08/29/2013	08/29/2013	50,000,000	49,996,517
U.S. Treasury Bill(a)	0.045%	08/29/2013	08/29/2013	450,000,000	449,966,812
U.S. Treasury Bill(a)	0.045%	09/05/2013	09/05/2013	179,000,000	178,985,232
U.S. Treasury Bill(a)	0.048%	09/05/2013	09/05/2013	321,000,000	320,972,046
U.S. Treasury Bill(a)	0.050%	09/12/2013	09/12/2013	535,000,000	534,945,757
U.S. Treasury Bill(a)	0.048%	09/19/2013	09/19/2013	600,000,000	599,936,667
U.S. Treasury Bill(a)	0.058%	09/26/2013	09/26/2013	284,000,000	283,960,536
U.S. Treasury Bill(a)	0.060%	09/26/2013	09/26/2013	319,000,000	318,953,745
U.S. Treasury Bill(a)	0.093%	10/03/2013	10/03/2013	250,000,000	249,939,618

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.108%	10/03/2013	10/03/2013	$100,000,000	$99,971,931
U.S. Treasury Bill(a)	0.100%	10/10/2013	10/10/2013	200,000,000	199,943,888
U.S. Treasury Bill(a)	0.088%	10/17/2013	10/17/2013	50,000,000	49,986,875
U.S. Treasury Bill(a)	0.090%	10/17/2013	10/17/2013	100,000,000	99,973,000
U.S. Treasury Bill(a)	0.085%	10/24/2013	10/24/2013	400,000,000	399,891,389
U.S. Treasury Bill(a)	0.085%	11/07/2013	11/07/2013	100,000,000	99,969,542
U.S. Treasury Bill(a)	0.080%	11/14/2013	11/14/2013	100,000,000	99,969,778
U.S. Treasury Bill(a)	0.085%	11/29/2013	11/29/2013	115,000,000	114,959,000
U.S. Treasury Bill(a)	0.080%	12/05/2013	12/05/2013	60,000,000	59,979,067
U.S. Treasury Bill(a)	0.080%	12/12/2013	12/12/2013	50,000,000	49,981,778

TOTAL TREASURY DEBT					13,120,267,392

TOTAL INVESTMENTS(b) – 100.0%					13,120,267,392
Liabilities in Excess of Assets – 0.0%					(701,721)

NET ASSETS – 100.0%					$13,119,565,671

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise noted, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2013
Treasury Debt	43.4%
Treasury Repurchase Agreements	50.0
Other Assets in Excess of Liabilities	6.6
Total	100.0%

Maturity Ladder*	June 30, 2013
Overnight (1 Day)	46.7%
2-30 Days	14.8
31-60 Days	3.0
61-90 Days	9.9
Over 90 Days	19.0
Total	93.4%
Average days to maturity	36
Weighted average life	36

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 43.4%
U.S. Treasury Bill(a)	0.123%	07/05/2013	07/05/2013	$44,000,000	$43,999,401
U.S. Treasury Bill(a)	0.125%	07/05/2013	07/05/2013	16,000,000	15,999,778
U.S. Treasury Bill(a)	0.113%	07/11/2013	07/11/2013	53,000,000	52,998,344
U.S. Treasury Bill(a)	0.115%	07/11/2013	07/11/2013	22,000,000	21,999,297
U.S. Treasury Bill(a)	0.108%	07/18/2013	07/18/2013	75,000,000	74,996,193
U.S. Treasury Bill(a)	0.045%	08/15/2013	08/15/2013	8,000,000	7,999,550
U.S. Treasury Bill(a)	0.048%	08/15/2013	08/15/2013	12,000,000	11,999,288
U.S. Treasury Bill(a)	0.043%	08/22/2013	08/22/2013	20,000,000	19,998,772
U.S. Treasury Bill(a)	0.045%	08/29/2013	08/29/2013	15,000,000	14,998,894
U.S. Treasury Bill(a)	0.045%	09/05/2013	09/05/2013	7,000,000	6,999,423
U.S. Treasury Bill(a)	0.048%	09/05/2013	09/05/2013	13,000,000	12,998,868
U.S. Treasury Bill(a)	0.128%	09/05/2013	09/05/2013	25,000,000	24,994,156
U.S. Treasury Bill(a)	0.050%	09/12/2013	09/12/2013	15,000,000	14,998,479
U.S. Treasury Bill(a)	0.115%	09/12/2013	09/12/2013	35,000,000	34,991,838
U.S. Treasury Bill(a)	0.048%	09/19/2013	09/19/2013	20,000,000	19,997,889
U.S. Treasury Bill(a)	0.110%	09/19/2013	09/19/2013	20,000,000	19,995,111
U.S. Treasury Bill(a)	0.058%	09/26/2013	09/26/2013	7,000,000	6,999,027
U.S. Treasury Bill(a)	0.060%	09/26/2013	09/26/2013	8,000,000	7,998,840
U.S. Treasury Bill(a)	0.110%	09/26/2013	09/26/2013	30,000,000	29,992,025
U.S. Treasury Bill(a)	0.108%	10/03/2013	10/03/2013	30,000,000	29,991,579
U.S. Treasury Bill(a)	0.100%	10/10/2013	10/10/2013	50,000,000	49,985,972
U.S. Treasury Bill(a)	0.090%	10/17/2013	10/17/2013	50,000,000	49,986,500
U.S. Treasury Bill(a)	0.085%	10/24/2013	10/24/2013	100,000,000	99,972,847
U.S. Treasury Bill(a)	0.085%	11/07/2013	11/07/2013	25,000,000	24,992,385
U.S. Treasury Bill(a)	0.080%	11/14/2013	11/14/2013	20,000,000	19,993,956
U.S. Treasury Bill(a)	0.085%	11/29/2013	11/29/2013	35,000,000	34,987,522
U.S. Treasury Bill(a)	0.080%	12/05/2013	12/05/2013	20,000,000	19,993,022
U.S. Treasury Bill(a)	0.080%	12/12/2013	12/12/2013	15,000,000	14,994,533

TOTAL TREASURY DEBT					789,853,489

					Market Value
TREASURY REPURCHASE AGREEMENTS – 50.0%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 0.000% – 0.375% due 06/30/2013 – 07/15/2015, valued at $204,001,702); expected proceeds $200,001,667	0.100%	07/01/2013	07/01/2013	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 03/31/2014, valued at $61,200,062); expected proceeds $60,000,500	0.100%	07/01/2013	07/01/2013	$60,000,000	$60,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 05/29/2013 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2015 – 02/15/2023, valued at $51,000,001); expected proceeds $50,002,361	0.050%	07/02/2013	07/02/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 3.125% due 02/15/2042, valued at $25,500,070); expected proceeds $25,000,208	0.100%	07/01/2013	07/01/2013	25,000,000	25,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 0.625% due 05/31/2017, valued at $178,500,010); expected proceeds $175,001,458	0.100%	07/01/2013	07/01/2013	175,000,000	175,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 0.125% due 08/31/2013, valued at $51,004,862); expected proceeds $50,000,417	0.100%	07/01/2013	07/01/2013	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Note, 2.250% due 05/31/2014, valued at $51,002,448); expected proceeds $50,000,417	0.100%	07/01/2013	07/01/2013	50,000,000	50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 04/10/2013 (collateralized by a U.S. Treasury Strip, 0.125% due 12/31/2013, valued at $10,200,086); expected proceeds $10,002,867	0.120%	07/05/2013	07/05/2013	10,000,000	10,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.875% due 06/30/2015, valued at $66,300,085); expected proceeds $65,000,542	0.100%	07/01/2013	07/01/2013	$65,000,000	$65,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by a U.S. Treasury Strip, 1.000% due 05/15/2014, valued at $76,500,004); expected proceeds $75,000,750	0.120%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Notes, 1.000% – 1.500% due 12/31/2013 – 09/30/2016, valued at $76,504,220); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/28/2013 (collateralized by U.S. Treasury Strips, 1.750% – 2.750% due 05/15/2023 – 08/15/2042, valued at $76,500,009); expected proceeds $75,000,625	0.100%	07/01/2013	07/01/2013	75,000,000	75,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					910,000,000

TOTAL INVESTMENTS(b) – 93.4%					1,699,853,489
Other Assets in Excess of Liabilities – 6.6%					119,250,918

NET ASSETS – 100.0%					$1,819,104,407

(a)	Rate represents annualized yield at date of purchase.

(b)

Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (Note 2)

See Notes to Financial Statements.

State Street Master Funds

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$24,985,245,409	$277,374,267	$9,356,184,077	$13,120,267,392	$789,853,489
Repurchase Agreements, at market value and cost (Note 2)	7,424,000,000	–	3,810,000	–	910,000,000

Total Investments	32,409,245,409	277,374,267	9,359,994,077	13,120,267,392	1,699,853,489
Cash	229,215	45,072	207,675,334	11,204	119,351,955
Interest receivable	6,287,902	24,027	1,985,392	–	12,233
Prepaid expenses and other assets	710	40	7,255	–	7,804

Total assets	32,415,763,236	277,443,406	9,569,662,058	13,120,278,596	1,819,225,481
Liabilities
Managment fee payable (Note 3)	1,354,247	12,592	374,831	506,408	65,233
Administration and custody fees payable (Note 3)	416,938	3,091	109,679	152,585	19,679
Professional fees payable	33,885	33,885	33,885	33,885	33,885
Trustee’s fees payable (Note 4)	14,992	3,393	5,956	6,084	2,264
Accrued expenses and other liabilities	19,860	4,196	–	13,963	13

Total liabilities	1,839,922	57,157	524,351	712,925	121,074

Net Assets	$32,413,923,314	$277,386,249	$9,569,137,707	$13,119,565,671	$1,819,104,407

See Notes to Financial Statements.

State Street Master Funds

Statement of Operations

Six Months Ended June 30, 2013 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$38,172,697	$146,869	$5,219,914	$5,386,395	$900,678

Expenses
Management fees (Note 3)	7,934,181	84,785	2,196,831	3,058,797	448,156
Administration and custody fees (Note 3)	2,113,258	22,944	584,653	814,803	119,775
Trustees’ fees (Note 4)	103,176	24,980	45,357	54,809	27,713
Professional fees	24,492	24,492	24,492	24,492	24,492
Printing fees	5,272	1,602	1,602	1,602	1,602
Other expenses	61,988	14,687	39,409	44,917	33,764

Total expenses	10,242,367	173,490	2,892,344	3,999,420	655,502

Net Investment Income (Loss)	$27,930,330	$(26,621)	$2,327,570	$1,386,975	$245,176

Realized Gain (Loss)
Net realized gain (loss) on investments	$156,494	$–	$–	$33,545	$(1,608)

Net Increase in Net Assets Resulting from Operations	$28,086,824	$(26,621)	$2,327,570	$1,420,520	$243,568

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$27,930,330	$69,377,652	$(26,621)	$37,462
Net realized gain on investments	156,494	284,621	–	–

Net increase (decrease) in net assets from operations	28,086,824	69,662,273	(26,621)	37,462

Capital Transactions:
Contributions	31,407,750,798	57,809,882,476	593,310,136	1,285,510,268
Withdrawals	(26,530,676,207)	(53,150,969,195)	(824,417,806)	(1,108,221,643)

Net increase (decrease) in net assets from capital transactions	4,877,074,591	4,658,913,281	(231,107,670)	177,288,625

Net Increase (Decrease) in Net Assets	4,905,161,415	4,728,575,554	(231,134,291)	177,326,087
Net Assets
Beginning of period	27,508,761,899	22,780,186,345	508,520,540	331,194,453

End of period	$32,413,923,314	$27,508,761,899	$277,386,249	$508,520,540

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase in Net Assets From Operations:
Net investment income	$2,327,570	$5,264,759	$1,386,975	$1,984,834
Net realized gain on investments	–	3,792	33,545	5,499

Net increase in net assets from operations	2,327,570	5,268,551	1,420,520	1,990,333

Capital Transactions:
Contributions	14,260,513,970	19,871,458,260	11,489,690,407	20,270,759,634
Withdrawals	(13,314,890,137)	(17,034,984,457)	(11,083,604,892)	(19,655,053,849)

Net increase in net assets from capital transactions	945,623,833	2,836,473,803	406,085,515	615,705,785

Net Increase in Net Assets	947,951,403	2,841,742,354	407,506,035	617,696,118
Net Assets
Beginning of period	8,621,186,304	5,779,443,950	12,712,059,636	12,094,363,518

End of period	$9,569,137,707	$8,621,186,304	$13,119,565,671	$12,712,059,636

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$245,176	$981,432
Net realized gain (loss) on investments	(1,608)	187

Net increase in net assets from operations	243,568	981,619

Capital Transactions:
Contributions	3,488,405,635	6,591,317,676
Withdrawals	(3,968,085,596)	(5,654,916,322)

Net increase (decrease) in net assets from capital transactions	(479,679,961)	936,401,354

Net Increase (Decrease) in Net Assets	(479,436,393)	937,382,973
Net Assets
Beginning of period	2,298,540,800	1,361,157,827

End of period	$1,819,104,407	$2,298,540,800

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets					Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses		Net Investment Income
Money Market Portfolio
2013*	0.09%		0.06%**	0.06	%**	0.18	%**	$32,413,923
2012	0.26%		0.06%	0.06%		0.25%		$27,508,762
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%		0.12%	0.10%		2.79%		$8,605,905
Tax Free Money Market Portfolio
2013*	0.01%		0.10%**	0.10	%**	(0.02	)%**	$277,386
2012	0.01%		0.11%	0.11%		0.01%		$508,521
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%		0.14%	0.10%		2.32%		$388,447
U.S. Government Money Market Portfolio
2013*	0.03%		0.07%**	0.07	%**	0.05	%**	$9,569,138
2012	0.08%		0.07%	0.07%		0.08%		$8,621,186
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
2008	2.19%		0.13%	0.13%		1.97%		$2,959,036
Treasury Money Market Portfolio
2013*	0.01%		0.07%**	0.07	%**	0.02	%**	$13,119,566
2012	0.02%		0.07%	0.07%		0.02%		$12,712,060
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
2008	1.28%		0.13%	0.13%		0.93%		$2,120,695
Treasury Plus Money Market Portfolio
2013*	0.01%		0.07%**	0.07	%**	0.03	%**	$1,819,104
2012	0.06%		0.08%	0.08%		0.06%		$2,298,541
2011	0.00	%(c)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637
2008	1.57%		0.13%	0.13%		1.07%		$953,170

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	Amount is less than 0.005%.

*	For the six months ended June 30, 2013 (Unaudited).

**	Annualized.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2013, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Portfolios’ assets carried at fair value:

		Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$26,579,267	$–	$–	$–
Level 2 – Other Significant Observable Inputs	32,409,245,409	250,795,000	9,359,994,077	13,120,267,392	1,699,853,489
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$32,409,245,409	$277,374,267	$9,359,994,077	$13,120,267,392	$1,699,853,489

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

As of the six months ended June 30, 2013, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios daily based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

The Portfolios have reviewed the tax positions for open years as of December 31, 2012, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2013, tax years 2009 through 2012 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

At period end, Money Market Portfolio, U.S. Government Money Market Portfolio and Treasury Plus Money Market Portfolio had investments in repurchase agreements with gross values of $7,424,000, $3,810,000 and $910,000,000 respectively.

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2013 (Unaudited)

3.	Related Party Fees

Each Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Master Funds

General Information

June 30, 2013 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVSAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material change to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominating Committee. The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by the shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):  State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: October 16, 2013

By:	/s/ Lauran F. Dell
Laura F. Dell
Treasurer

Date: October 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
(Principal Executive Officer)

Date: October 16, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date: October 16, 2013